Related Party Transactions (Details) - USD ($)				11 Months Ended
	May 03, 2021	Feb. 02, 2021	Feb. 01, 2021	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Stock transferred to others during period shares	60,000
Aggregate purchase price (in Dollars)				$ 25,000
Working capital loan (in Dollars)				$ 130,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued				2,244,493
Sponsor agreed to lend the Company (in Dollars)		$ 300,000
Class B Common Stock
Related Party Transactions (Details) [Line Items]
Common shares, value (in Dollars per share)				$ 0.0001
Class B Common Stock | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Conversion of Class B founder shares into Class A ordinary shares	850,000
Class A Ordinary Share [Member]
Related Party Transactions (Details) [Line Items]
Common shares, value (in Dollars per share)				$ 0.0001
Convertible loans (in Dollars)				$ 1,200,000
Price per shares (in Dollars per share)				$ 10
Class A Ordinary Share [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Conversion of Class B founder shares into Class A ordinary shares	850,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Conversion of Class B founder shares into Class A ordinary shares				850,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Percentage of conditional transfer of founder shares				50.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in Dollars per share)				$ 12.5
Founder shares may not be transferred, assigned or sold until six months after the date of the consummation of our initial business combination				50.00%
Founder Shares [Member] | Class B Common Stock | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued			1,150,000
Aggregate purchase price			25,000
Founder Shares [Member] | Class A Ordinary Share [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued	224,780
Common shares, value (in Dollars per share)	$ 10
Aggregate purchase price (in Dollars)	$ 2,247,800